CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss	$ (117,002,000)	$ (39,734,000)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	493,000	265,000
Amortization of Intangible assets	2,240,000	2,381,000
Amortization of operating lease right-of-use-assets	454,000	509,000
Share-based compensation	2,515,000	2,919,000
Unrealized foreign exchange loss (gain)	1,384,000	(241,000)
Interest expense	1,542,000	613,000
Income taxes	(1,084,000)	232,000
Loss on revaluation of convertible debt	18,965,000	200,000
Loss on de-recognition of mineral interest	5,700,000	0
Loss on revaluation of investments	1,272,000	241,000
Share of loss of equity method investees	3,077,000	0
Other	1,353,000	186,000
Changes in other operating assets and liabilities:
Trade accounts receivable	(115,000)	1,074,000
Inventory	(263,000)	(1,013,000)
Operating lease liabilities	(615,000)	(548,000)
Accounts payable and accrued liabilities	4,019,000	4,061,000
Other operating assets and liabilities	(4,880,000)	(204,000)
Net cash used in operating activities	(78,777,000)	(29,523,000)
Investing activities
Purchase of mineral interests	(33,889,000)	(4,275,000)
Purchase of property, plant and equipment and intangible assets	(853,000)	(3,008,000)
Purchase of investments subject to significant influence	(3,601,000)	(870,000)
Other	0	(650,000)
Net cash used in investing activities	(38,343,000)	(8,803,000)
Financing activities
Net proceeds from issuance of common stock	159,320,000	9,408,000
Proceeds from Ivanhoe Electric convertible notes	86,200,000	48,621,000
Proceeds from VRB convertible bond, net of issuance costs	0	22,857,000
Net transfer from parent	0	23,152,000
Proceeds from subsidiary financings	0	5,317,000
Other	(12,000)	0
Net cash provided by financing activities	245,508,000	109,355,000
Effect of foreign exchange rate changes on cash and cash equivalents	(572,000)	(183,000)
Increase in cash and cash equivalents	128,388,000	71,029,000
Cash and cash equivalents, beginning of the year	49,850,000	9,341,000
Cash and cash equivalents, end of the period	177,666,000	80,187,000
Supplemental cash flow information
Cash paid for income taxes	558,000	498,000
Supplemental disclosure of non-cash investing and financing activities
Issuance of common stock upon conversion of debt	160,140,000	0
Issuance of common stock upon settlement of liability	11,111,000	0
Settlement of loan from parent	0	5,886,000
Issuance of common stock in exchange for assets (Note 1)	$ 0	$ 65,654,000